LEASES (Tables)	12 Months Ended
Jan. 03, 2021
Leases [Abstract]
Schedule of Capital Leases

Capital leases, net, are included in Property, Plant and Equipment as follows:

	Successor	Predecessor
(in thousands)	As of January 3, 2021	As of December 29, 2019
Leases	$9,335	$9,200
Less: accumulated depreciation	526	1,600
Leases, net	$8,809	$7,600

Schedule of Future Minimum Payments

Future minimum payments, to third parties, by year and in the aggregate, consisted of the following at January 3, 2021:

(in thousands)
2021	$10,106
2022	8,674
2023	6,756
2024	5,325
2025	3,880
Thereafter	2,928
Total	$37,669